Consolidated Statements of Changes in Shareholders' Equity		Common Stock [Member] USD ($) shares	Common Stock [Member] SGD ($) shares	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] SGD ($)	Retained Earnings [Member] USD ($)	Retained Earnings [Member] SGD ($)	Other Reserve [Member] USD ($)	Other Reserve [Member] SGD ($)	AOCI Attributable to Parent [Member] USD ($)	AOCI Attributable to Parent [Member] SGD ($)	USD ($)	SGD ($)
Balance at Dec. 31, 2021			$ 26,808		$ 3,106,525		$ (1,798,477)		$ 16,667		$ 10,420		$ 1,361,943
Balance, shares at Dec. 31, 2021 | shares		5,000,000	5,000,000
Net income (loss)							1,987,887						1,987,887
Foreign currency translation											14,282		14,282
Balance at Dec. 31, 2022			$ 26,808		3,106,525		189,410		16,667		24,702		3,364,112
Balance, shares at Dec. 31, 2022 | shares		5,000,000	5,000,000
Net income (loss)							(1,307,693)						(1,307,693)
Foreign currency translation											40,198		40,198
Balance at Dec. 31, 2023			$ 26,808		3,106,525		(1,118,283)		16,667		64,900		2,096,617
Balance, shares at Dec. 31, 2023 | shares		5,000,000	5,000,000
Net income (loss)							(8,647,599)						(8,647,599)
Foreign currency translation											64,928		64,928
Sale of public units through public offering, net of offering cost			$ 3,723		16,080,417								16,084,140
Sale of public units through public offering, net of offering cost, shares | shares		687,500	687,500
Issuance of over-allotment shares			$ 549		2,608,758								2,609,307
Issuance of over allotment shares, shares | shares		102,250	102,250
Issuance of Maxim shares			$ 263		1,348,414								1,348,677
Issuance of maxim shares, shares | shares		50,000	50,000
Balance at Dec. 31, 2024			$ 31,343		23,144,114		(9,765,882)		16,667		129,828		13,556,070
Balance, shares at Dec. 31, 2024 | shares		5,839,750	5,839,750
Net income (loss)							(4,471,234)					$ (3,477,124)	(4,471,234)
Foreign currency translation											(599,501)		(599,501)
Reverse Stock Split (rounding up)
Reverse Stock Split (rounding up), shares | shares		20	20
# Adjust opening retained earnings	[1]						30,350						30,350
Balance at Dec. 31, 2025		$ 24,374	$ 31,343	$ 17,998,378	$ 23,144,114	$ (11,048,111)	$ (14,206,766)	$ 12,961	$ 16,667	$ (365,248)	$ (469,673)	$ 6,622,354	$ 8,515,685
Balance, shares at Dec. 31, 2025 | shares		5,839,770	5,839,770

[1]	Note: Arising from to late audit adjustment by subsidiary auditors for deferred tax asset recognition for FY 2024.